Litigation (Details) € in Millions, SFr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 CHF (SFr)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CHF (SFr)
Litigation disclosures
of which income tax | SFr			SFr 441			SFr 523		SFr 1,405
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr			1,605
Increases in litigation accruals | SFr			3,090
Decreases in litigation accruals | SFr			(104)
Decreases for settlement and other cash payments | SFr			(791)
Foreign exchange translation | SFr			39
Balance at end of period | SFr			3,839			SFr 1,605
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr			0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr			SFr 1,100
Mortgage-related matters | Subsequent Event
Litigation provisions
Increases in litigation accruals | SFr	SFr 300
Credit Suisse Securities (USA) LLC | Enron-related litigation | Connecticut Resources Recovery Authority v. Lay, et al | US District Court for the Southern District of Texas (SDT) | Minimum
Litigation disclosures
Estimated damages				$ 130.0
Credit Suisse Securities (USA) LLC | Enron-related litigation | Connecticut Resources Recovery Authority v. Lay, et al | US District Court for the Southern District of Texas (SDT) | Maximum
Litigation disclosures
Estimated damages				180.0
Credit Suisse Securities (USA) LLC | Enron-related litigation | Silvercreek Management Inc v. Citigroup, Inc., et al | US District Court for the Southern District of Texas (SDT)
Litigation disclosures
Estimated damages				280.0
Credit Suisse Securities (USA) LLC | Refco-related litigation - SPhinX action | Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust | New York state court | Minimum
Litigation disclosures
Estimated damages				800.0
of which deposits at Refco				263.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters | United States Department of Justice (DOJ)
Litigation provisions
Balance at beginning of period				550.0
Increases in litigation accruals				2,000.0
Balance at end of period							$ 550.0
Litigation disclosures
of which civil money penalty				2,480.0
of which consumer relief				2,800.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Class action litigations | New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5 | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount				110.0
Value of RMBS issued by third party underwritten by CSS LLC				1,600.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Massachusetts Mutual Life Insurance Company | US District Court for the District of Massachusetts
Litigation disclosures
RMBS offerings by third party				$ 110.0
Percentage of RMBS issued by third party underwritten by CSS LLC			97.00%	97.00%	97.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 107.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				97.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party				$ 141.0
Percentage of RMBS issued by third party underwritten by CSS LLC			20.00%	20.00%	20.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 28.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Phoenix Light SF Ltd. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				362.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Royal Park Investments SA/NV | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				360.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | Circuit court of Montgomery County, Alabama
Litigation disclosures
RMBS offerings by third party				$ 311.0
Percentage of RMBS issued by third party underwritten by CSS LLC		45.00%	49.00%	49.00%	49.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 139.0		$ 153.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Middle District of Alabama
Litigation disclosures
RMBS offerings by third party				$ 283.0
Percentage of RMBS issued by third party underwritten by CSS LLC			12.00%	12.00%	12.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 34.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party				$ 394.0
Percentage of RMBS issued by third party underwritten by CSS LLC			23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 92.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the District of Kansas
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				715.0			311.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Deutsche Zentral-Genossenschaftsbank AG, New York Branch | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				111.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - Seatle action | Washington State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				104.0			249.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - San Francisco action | California state court
Litigation disclosures
RMBS offerings by third party				$ 9,500.0
Percentage of RMBS issued by third party underwritten by CSS LLC			17.00%	17.00%	17.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 1,600.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - Boston action | US District Court for the District of Massachusetts
Litigation disclosures
RMBS offerings by third party				$ 5,700.0
Percentage of RMBS issued by third party underwritten by CSS LLC			6.00%	6.00%	6.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 333.0			373.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				229.0
Fines, judgments and settlements paid				50.3
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | CMFG Life Insurance Company | US District Court for the Western District of Wisconsin
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				62.0			$ 70.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Tennessee Consolidated Retirement System | Tennessee State Court
Litigation disclosures
RMBS offerings by third party				$ 644.0
Percentage of RMBS issued by third party underwritten by CSS LLC			4.00%	4.00%	4.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 24.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Central District of California
Litigation disclosures
RMBS offerings by third party				$ 259.0
Percentage of RMBS issued by third party underwritten by CSS LLC			5.00%	5.00%	5.00%
Value of RMBS issued by third party underwritten by CSS LLC				$ 12.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC				770.0
Original principal balance of loans demanded to be repurchased				549.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				500.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				730.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				341.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				436.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				420.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				495.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages				206.0
Bank parent company and other subsidiaries | Bank loan litigation | Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer | US District Court for the District of Idaho | Minimum
Litigation disclosures
Estimated damages				24,000.0
Bank parent company and other subsidiaries | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount				287.0
Credit Suisse AG | Alternative Trading Systems | US Securities and Exchange Commission, NY Attorney General
Litigation disclosures
Litigation Settlement, Amount				$ 84.3
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs			200	200	200
Credit Suisse AG | ATA litigation | US District Court for the Southern District of Illinois
Litigation disclosures
Number of Plaintiffs			100	100	100
Credit Suisse AG | Net new assets-related matters | US Securities and Exchange Commission (SEC)
Litigation disclosures
Litigation Settlement, Amount				$ 90.0
Credit Suisse AG | Italian tax matters
Litigation disclosures
Litigation Settlement, Amount | €					€ 83
of which income tax | €					70
of which tax unrelated to the matter | €					13
of which disgorgement | €					8
Administrative sanction | €					1
of which fines | €					€ 18
Credit Suisse International | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court
Litigation disclosures
Investment in Kyurovdag Oil and Energy Field, Held by Plaintiff			51.00%	51.00%	51.00%
Sale price of investment				$ 245.0
Credit Suisse International | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court | Minimum
Litigation disclosures
Sale price of investment				700.0
Credit Suisse International | Icelandic bank litigation | Winding up committees of the Icelandic banks Kaupting and Landsbank | District Court of Reykjavik Iceland
Litigation disclosures
Claw back claims | €					€ 170
Claim for enforcement of certain securities				226.0
Credit Suisse Securities (Europe) Limited | Fondazione MPS litigation | Fondazione Monte dei Paschi di Siena | Civil Court of Milan, Italy
Litigation disclosures
Estimated damages | €					3,000
Purchase price paid by plaintiff | €					9,000
Purchase price funded by rights offer and issuance of unredeemable securities | €					5,000
Purchase price funded by rights offer of which invested by plaintiff | €					2,900
Purchase price funded by issuance of unredeemable securities, of which invested by plaintiff | €					490
Credit Suisse Securities (Europe) Limited | Icelandic bank litigation | Winding up committees of the Icelandic banks Kaupting and Landsbank | District Court of Reykjavik Iceland
Litigation disclosures
Claw back claims				16.0	€ 22
Credit Suisse AG, New York Branch | Rates Related Matters | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount				$ 50.0